Fair Value Disclosures - Investments at Fair Value (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2013
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 14,621	$ 20,996	$ 14,621
Trading assets	16,895,741	17,463,256	16,895,741
Equity Long/Short Hedge Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0	$ 0
Percentage of investment at fair value, redemption restriction	94.00%	0.00%	94.00%
Investment redemption restriction period	36 months
Percentage of investments redeemable	6.00%	17.00%	6.00%
Percentage of investments redeemed during period			82.00%
Equity Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 14,621	$ 20,996	$ 14,621
Equity Funds | Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Estimated period for the liquidation of the underlying assets		1 year	1 year
Equity Funds | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Estimated period for the liquidation of the underlying assets		9 years	9 years
Commodity Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	0	$ 0	$ 0
Multi-asset Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0	$ 0
Percentage of investments redeemable	5.00%	15.00%	5.00%
Other Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Unfunded Commitments	$ 0	$ 0	$ 0
Fair Value Measured at NAV
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	586,934	394,359	586,934
Fair Value Measured at NAV | Equity Long/Short Hedge Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	291,593	86,788	291,593
Fair Value Measured at NAV | Equity Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	44,576	40,070	44,576
Fair Value Measured at NAV | Commodity Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	16,025	10,129	16,025
Fair Value Measured at NAV | Multi-asset Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	234,583	256,972	234,583
Fair Value Measured at NAV | Other Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair Value	157	400	157
The We Company
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Payments to acquire investments				$ 9,000
Trading assets	$ 53,800	$ 254,400	$ 53,800
The We Company | Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Ownership percentage by noncontrolling owners (less than)	1.00%		1.00%
60 Days Prior Written Notice | Equity Long/Short Hedge Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period redemption of investments prior written notice period		60 days	60 days
60 Days Prior Written Notice | Commodity Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period redemption of investments prior written notice period		60 days	60 days
30 Days Prior Written Notice | Multi-asset Funds
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Notice period redemption of investments prior written notice period		30 days	30 days